Quarterly Report
March 31, 2019
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.5%
FLIR Systems, Inc.	77,977	$3,710,146
Harris Corp.	36,731	5,866,308
TransDigm Group, Inc. (a)	7,978	3,621,932
		$13,198,386
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	8,658	$1,518,007
Apparel Manufacturers – 0.1%
Levi Strauss & Co., “A” (a)	11,245	$264,820
Automotive – 2.4%
Copart, Inc. (a)	115,350	$6,989,057
WABCO Holdings, Inc. (a)	16,634	2,192,860
		$9,181,917
Biotechnology – 2.3%
Biomarin Pharmaceutical, Inc. (a)	34,830	$3,093,949
Bio-Techne Corp.	27,952	5,549,869
		$8,643,818
Broadcasting – 0.8%
Netflix, Inc. (a)	8,261	$2,945,542
Brokerage & Asset Managers – 2.8%
Apollo Global Management LLC, “A”	81,828	$2,311,641
E*TRADE Financial Corp.	32,401	1,504,378
NASDAQ, Inc.	75,454	6,601,471
		$10,417,490
Business Services – 17.0%
CoStar Group, Inc. (a)	9,000	$4,197,780
Fidelity National Information Services, Inc.	31,247	3,534,036
Fiserv, Inc. (a)	83,791	7,397,069
FleetCor Technologies, Inc. (a)	20,995	5,177,157
Global Payments, Inc.	67,020	9,149,570
MSCI, Inc.	29,513	5,868,365
Total System Services, Inc.	58,270	5,536,233
TransUnion	85,810	5,735,540
Tyler Technologies, Inc. (a)	13,737	2,807,843
Verisk Analytics, Inc., “A”	60,965	8,108,345
Worldpay, Inc. (a)	59,110	6,708,985
		$64,220,923
Cable TV – 0.6%
Altice USA, Inc.	102,233	$2,195,965
Chemicals – 0.9%
Ingevity Corp. (a)	33,657	$3,554,516
Computer Software – 6.2%
Autodesk, Inc. (a)	43,097	$6,715,374
Cadence Design Systems, Inc. (a)	131,017	8,320,890
DocuSign, Inc. (a)	13,832	717,051
PTC, Inc. (a)	62,088	5,723,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Ultimate Software Group, Inc. (a)	5,917	$1,953,379
		$23,429,966
Computer Software - Systems – 6.2%
Constellation Software, Inc.	1,938	$1,642,373
Guidewire Software, Inc. (a)	32,997	3,205,988
NICE Systems Ltd., ADR (a)	33,064	4,050,671
Pluralsight, Inc., “A” (a)	19,191	609,122
ServiceNow, Inc. (a)	25,746	6,346,132
Square, Inc., “A” (a)	35,027	2,624,223
SS&C Technologies Holdings, Inc.	78,793	5,018,326
		$23,496,835
Construction – 3.2%
Lennox International, Inc.	18,945	$5,009,058
Pool Corp.	13,685	2,257,615
Vulcan Materials Co.	41,126	4,869,318
		$12,135,991
Consumer Products – 0.3%
Scotts Miracle-Gro Co.	12,942	$1,016,982
Consumer Services – 3.5%
Bright Horizons Family Solutions, Inc. (a)	104,318	$13,259,861
Containers – 0.3%
CCL Industries, Inc.	29,956	$1,212,721
Electrical Equipment – 5.8%
AMETEK, Inc.	102,224	$8,481,525
Amphenol Corp., “A”	58,142	5,490,931
Littlefuse, Inc.	16,000	2,919,680
Mettler-Toledo International, Inc. (a)	6,711	4,852,053
		$21,744,189
Electronics – 2.1%
Monolithic Power Systems, Inc.	42,167	$5,713,207
Silicon Laboratories, Inc. (a)	29,699	2,401,461
		$8,114,668
Energy - Independent – 0.7%
Diamondback Energy, Inc.	16,324	$1,657,376
Parsley Energy, Inc., “A” (a)	46,043	888,630
		$2,546,006
Food & Beverages – 0.8%
Chr. Hansen Holding A.S.	30,382	$3,079,559
Gaming & Lodging – 1.4%
MGM Resorts International	80,470	$2,064,860
Paddy Power Betfair PLC	12,713	984,376
Vail Resorts, Inc.	6,883	1,495,676
Wynn Resorts Ltd.	5,770	688,476
		$5,233,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 2.8%
Dollar Tree, Inc. (a)	45,393	$4,768,081
Five Below, Inc. (a)	46,028	5,718,979
		$10,487,060
Insurance – 1.5%
Aon PLC	33,549	$5,726,814
Internet – 2.2%
IAC/InterActiveCorp (a)	18,592	$3,906,365
LogMeIn, Inc.	12,998	1,041,140
Lyft, Inc. (a)	8,226	644,013
Match Group, Inc.	20,628	1,167,751
Wix.com Ltd. (a)	12,765	1,542,395
		$8,301,664
Leisure & Toys – 1.9%
Electronic Arts, Inc. (a)	33,151	$3,369,136
Take-Two Interactive Software, Inc. (a)	41,893	3,953,443
		$7,322,579
Machinery & Tools – 2.8%
IDEX Corp.	12,711	$1,928,767
Roper Technologies, Inc.	23,282	7,961,746
Xylem, Inc.	10,107	798,857
		$10,689,370
Medical & Health Technology & Services – 1.9%
Covetrus, Inc. (a)	8,453	$269,228
Henry Schein, Inc. (a)	21,134	1,270,365
ICON PLC (a)	32,548	4,445,406
IDEXX Laboratories, Inc. (a)	5,071	1,133,875
		$7,118,874
Medical Equipment – 9.8%
Abiomed, Inc. (a)	3,480	$993,853
Align Technology, Inc. (a)	5,350	1,521,166
Cooper Cos., Inc.	14,797	4,382,427
DexCom, Inc. (a)	15,232	1,814,131
Edwards Lifesciences Corp. (a)	16,790	3,212,431
Integra LifeSciences Holdings Corp. (a)	20,572	1,146,272
PerkinElmer, Inc.	111,695	10,762,930
QIAGEN N.V. (a)	84,212	3,425,744
STERIS PLC	59,030	7,557,611
West Pharmaceutical Services, Inc.	18,694	2,060,079
		$36,876,644
Other Banks & Diversified Financials – 0.8%
First Republic Bank	29,498	$2,963,369
Pharmaceuticals – 1.1%
Elanco Animal Health, Inc. (a)	124,177	$3,982,356
Printing & Publishing – 1.7%
IHS Markit Ltd. (a)	117,099	$6,367,844
Railroad & Shipping – 1.4%
Kansas City Southern Co.	46,212	$5,359,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.4%
Extra Space Storage, Inc., REIT	50,989	$5,196,289
Restaurants – 2.7%
Chipotle Mexican Grill, Inc., “A” (a)	6,997	$4,970,039
Domino's Pizza, Inc.	8,104	2,091,643
Dunkin Brands Group, Inc.	39,241	2,946,999
		$10,008,681
Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	56,368	$1,421,037
Specialty Stores – 4.0%
BJ's Wholesale Club Holdings, Inc. (a)	36,795	$1,008,183
Lululemon Athletica, Inc. (a)	21,678	3,552,374
O'Reilly Automotive, Inc. (a)	10,070	3,910,181
Ross Stores, Inc.	29,198	2,718,333
Tractor Supply Co.	41,138	4,021,651
		$15,210,722
Telecommunications - Wireless – 1.7%
SBA Communications Corp., REIT (a)	32,404	$6,469,783
Total Common Stocks		$374,914,304
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.48% (v)	3,268,094	$3,268,094

Other Assets, Less Liabilities – (0.3)%		(1,021,855)
Net Assets – 100.0%		$377,160,543
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,268,094 and $374,914,304, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$374,914,304	$—	$—	$374,914,304
Mutual Funds	3,268,094	—	—	3,268,094
Total	$378,182,398	$—	$—	$378,182,398
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,413,703	19,735,552	(20,881,161)	3,268,094
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(524)	$4	$—	$19,415	$3,268,094